Income Taxes - Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax expense attributable to profit is made up of: (Amount)
Accounting profit before income tax	€ 11,498	€ 35,541	€ 7,450
Adjustment regarding tonnage taxed income	€ (11,498)	€ (35,541)	(7,450)
Change in impairment of deferred tax assets in the year			(13)
Income tax expense, reported			(13)
Total Income tax expense			€ (13)
Tax expense attributable to profit is made up of: (Rate)
Calculated tax at statutory tax rate in Denmark, 22%	22.00%	22.00%	22.00%
Change in impairment of deferred tax assets in the year	22.00%	22.00%	22.00%
Effective tax rate	0.00%	0.00%	0.00%